Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease contracts
Minimum lease payments for exempted lease contracts	$ 3,168	$ 3,429	$ 2,221
Minimum lease payments for leases recorded in balance sheet	14,980	14,546	13,801
Less financial expenses	(5,053)	(4,629)	(4,324)
Total lease liabilities	9,927	9,917	9,477
Less current portion of lease contracts	(1,876)	(2,095)	(1,721)
NON-CURRENT LEASE LIABILITIES	8,051	7,822	7,756
Rental expense
Rental expense incurred under short term leases or low value assets leases	417	641	1,007
Rental expense incurred under variable lease payments	173	103	183
Not later than one year
Lease contracts
Minimum lease payments for exempted lease contracts	861	772	643
Minimum lease payments for leases recorded in balance sheet	2,616	2,713	2,473
Total lease liabilities	1,876	2,095	1,721
Year 2
Lease contracts
Minimum lease payments for exempted lease contracts	644	494	406
Minimum lease payments for leases recorded in balance sheet	1,828	1,916	1,607
Year 3
Lease contracts
Minimum lease payments for exempted lease contracts	449	497	249
Minimum lease payments for leases recorded in balance sheet	1,430	1,414	1,384
Year 4
Lease contracts
Minimum lease payments for exempted lease contracts	343	418	231
Minimum lease payments for leases recorded in balance sheet	1,257	1,202	1,142
Year 5
Lease contracts
Minimum lease payments for exempted lease contracts	306	337	163
Minimum lease payments for leases recorded in balance sheet	1,056	1,086	1,007
More than 5 years
Lease contracts
Minimum lease payments for exempted lease contracts	565	911	529
Minimum lease payments for leases recorded in balance sheet	6,793	6,215	6,188
Total lease liabilities	$ 4,269	$ 3,929	$ 4,104